Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Payables and Accruals [Abstract]
Components of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2020	2019
Trade creditors	$151.3	$142.4
Accrued interest	8.6	8.8
Other creditors and accruals	114.8	104.3
Total accounts payable and accrued liabilities	$274.7	$255.5